ACQUISITIONS - Narrative (Details) (iMedConsent, LLC, USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 30, 2012	Jul. 06, 2011
iMedConsent, LLC
Business Acquisition [Line Items]
Percentage of ownership interest acquired		100.00%
Business acquisition, purchase price		$ 6,217
Business acquisition contingent consideration	454	626
Contingent consideration paid	$ 299